Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2021		Mar. 31, 2020
Assets:
Cash and cash equivalents		¥ 951,242		¥ 982,666
Restricted Cash		128,333		152,618
Equity securities	[1]	540,082		492,902
Trading debt securities		2,654		7,431
Available-for-sale debt securities		2,003,917		1,631,185
Held-to-maturity debt securities		113,790		113,805
Other Assets:
Derivative assets		20,752		30,538
Liabilities:
Short-term debt		307,269		336,832
Deposits		2,317,785		2,231,703
Long-term debt		4,416,833		4,279,354
Other Liabilities:
Derivative liabilities		69,090		64,497
Level 1
Assets:
Cash and cash equivalents		951,242		982,666
Restricted Cash		128,333		152,618
Installment loans (net of allowance for probable loan losses)		0		0
Equity securities		82,039	[2]	58,400	[3]
Trading debt securities		0		0
Available-for-sale debt securities		6,012		21,490
Held-to-maturity debt securities		0		0
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		0		0
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		166,410		207,950
Equity securities		223,016	[2]	232,873	[3]
Trading debt securities		2,654		7,431
Available-for-sale debt securities		1,864,448		1,521,342
Held-to-maturity debt securities		115,893		118,472
Other Assets:
Time deposits		4,146		5,918
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		307,269		336,832
Deposits		2,167,449		2,088,513
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		1,286,463		1,247,587
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		3,465,151		3,445,092
Equity securities		91,410	[2]	83,901	[3]
Trading debt securities		0		0
Available-for-sale debt securities		133,457		88,353
Held-to-maturity debt securities		23,239		24,717
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		7,507		8,298
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		196,624		214,048
Long-term debt		3,155,888		3,044,110
Other Liabilities:
Derivative liabilities	[4]	0		0
Carrying amount
Assets:
Cash and cash equivalents		951,242		982,666
Restricted Cash		128,333		152,618
Installment loans (net of allowance for probable loan losses)		3,613,316		3,695,342
Equity securities		396,465	[2]	375,174	[3]
Trading debt securities		2,654		7,431
Available-for-sale debt securities		2,003,917		1,631,185
Held-to-maturity debt securities		113,790		113,805
Other Assets:
Time deposits		4,146		5,918
Derivative assets	[4]	20,752		30,538
Reinsurance recoverables (Investment contracts)		7,299		8,625
Liabilities:
Short-term debt		307,269		336,832
Deposits		2,165,293		2,086,765
Policy liabilities and Policy account balances (Investment contracts)		196,549		213,885
Long-term debt		4,416,833		4,279,354
Other Liabilities:
Derivative liabilities	[4]	69,090		64,497
Estimated fair value
Assets:
Cash and cash equivalents		951,242		982,666
Restricted Cash		128,333		152,618
Installment loans (net of allowance for probable loan losses)		3,631,561		3,653,042
Equity securities		396,465	[2]	375,174	[3]
Trading debt securities		2,654		7,431
Available-for-sale debt securities		2,003,917		1,631,185
Held-to-maturity debt securities		139,132		143,189
Other Assets:
Time deposits		4,146		5,918
Derivative assets	[4]	20,752		30,538
Reinsurance recoverables (Investment contracts)		7,507		8,298
Liabilities:
Short-term debt		307,269		336,832
Deposits		2,167,449		2,088,513
Policy liabilities and Policy account balances (Investment contracts)		196,624		214,048
Long-term debt		4,442,351		4,291,697
Other Liabilities:
Derivative liabilities	[4]	¥ 69,090		¥ 64,497

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥254,853 million and ¥249,830 million as of March 31, 2020 and 2021, respectively.The amount of investment funds that are accounted for under the equity method included in equity securities were ¥70,129 million and ¥82,420 million as of March 31, 2020 and 2021, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥6,326 million and ¥4,940 million as of March 31, 2020 and 2021, respectively.
[2]	The amount of ¥13,737 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥11,631 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”